Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 25	$ 200
Inventory in progress	1,927	1,559
Finished goods	4,965	6,111
Inventories total	$ 6,917	$ 7,870